Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Centrys

NYSE

03058145

1-31725

JUN 2 3 2003

June 23, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC., Common Stock (par value $.001 per share). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on June 23, 2003. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
JUL 0 1 2003
THOMSON
FINANCIAL